Operating Result - by Type of Revenue - Summary of Operating Result by Type of Revenue (Detail) - GBP (£) £ in Millions	6 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
Disclosure of products and services [line items]
Operating result - by type of revenue	£ 11,588	£ 11,786
Adjusted [member]
Disclosure of products and services [line items]
Operating result - by type of revenue	11,624	11,800
Specific items [member]
Disclosure of products and services [line items]
Operating result - by type of revenue	(36)	(14)
ICT and managed networks [member]
Disclosure of products and services [line items]
Operating result - by type of revenue	2,203	2,256
Fixed access subscription revenue [member]
Disclosure of products and services [line items]
Operating result - by type of revenue	4,641	4,814
Mobile subscription revenue [member]
Disclosure of products and services [line items]
Operating result - by type of revenue	2,659	3,086
Equipment and other services [member]
Disclosure of products and services [line items]
Operating result - by type of revenue	£ 2,121	£ 1,644